INTANGIBLE AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE AND OTHER ASSETS
Schedule of intangible and other assets

at December 31 (millions of Canadian dollars)	2012	2011

PPAs[1]	376	428
Loans and advances[2]	196	224
Fair value of derivative contracts (Note 21)	187	202
Deferred income tax assets (Note 15)	104	126
Employee post-retirement benefits (Note 20)	11	–
Other	468	480

	1,342	1,460

[1]
The following amounts related to PPAs are included in Intangible and Other Assets:

	2012			2011
at December 31 (millions of Canadian dollars)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value

Sheerness	585	273	312	585	234	351
Sundance A	225	161	64	225	148	77

	810	434	376	810	382	428

  Amortization expense for these PPAs was $52 million for the year ended December 31, 2012 (2011 and 2010 – $52 million). The expected annual amortization expense in each of the next five years is $52 million.

[2]
As at December 31, 2012, TCPL held a $236 million (2011 – $265 million) note receivable from the seller of Ravenswood which bears interest at 6.75 per cent and matures in 2040. The current portion of the note receivable of $40 million (2011 – $41 million) is included in Other Current Assets.

Schedule of amounts related to PPAs included in Intangible and Other Assets

	2012			2011
at December 31 (millions of Canadian dollars)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value

Sheerness	585	273	312	585	234	351
Sundance A	225	161	64	225	148	77

	810	434	376	810	382	428

  Amortization expense for these PPAs was $52 million for the year ended December 31, 2012 (2011 and 2010 – $52 million). The expected annual amortization expense in each of the next five years is $52 million.